Segments - Additional Information (Detail)	12 Months Ended	0 Months Ended
	Dec. 31, 2014 ProductionUnits Plant Segment Divisions site Country JointVenture	Jan. 01, 2015 Divisions
Segment Reporting Information [Line Items]
Number of divisions	2
Number of reportable segments	4
Number of strategic joint ventures	2
Number of manufacturing plants	34
Number of production units	81
Number of sites	26
Number of countries	14
Basic Plastics & Feedstocks [Member] | Americas Styrenics [Member]
Segment Reporting Information [Line Items]
Percentage of ownership underlying net assets	50.00%
Basic Plastics & Feedstocks [Member] | Sumika Styron Polycarbonate [Member]
Segment Reporting Information [Line Items]
Percentage of ownership underlying net assets	50.00%
Subsequent Event [Member]
Segment Reporting Information [Line Items]
Number of divisions		2